Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 18,155	$ 12,908	$ 53,687	$ 24,667	$ 39,440
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial income (loss) from defined benefit plans	85	(791)	45	(2,069)	(898)
Share in other comprehensive income (loss) of joint venture				102	104
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income	40	(7)	(55)	192	144
Amounts transferred to the statement of profit or loss for sale of debt instruments at fair value through other comprehensive income		12		(94)	(94)
Exchange differences on translation of foreign operations	1,583	(1,756)	(19,255)	35,515	41,599
Total other comprehensive income (loss), net of tax	1,708	(2,542)	(19,265)	33,646	40,855
Total Comprehensive income	19,863	10,366	34,422	58,313	80,295
Total comprehensive income attributable to:
Equity holders of the Company	7,704	3,709	12,590	21,892	30,354
Redeemable non-controlling interests	1,593	445	2,635	6,073	7,836
Non-controlling interests	10,566	6,212	19,197	30,348	42,105
Total comprehensive income	$ 19,863	$ 10,366	$ 34,422	$ 58,313	$ 80,295